UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919

UBS Series Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

UBS Series Trust - U.S. Allocation Portfolio

SCHEDULE OF INVESTMENTS - March 31, 2005 (unaudited)

Number of Shares		Value ($)

Common Stocks—63.26%
Aerospace & Defense—1.75%
11,400	Lockheed Martin Corp. (1)	696,084
10,300	Northrop Grumman Corp.	555,994
		1,252,078
Auto Components—0.74%
9,500	Johnson Controls, Inc.	529,720

Banks—4.77%
11,800	Fifth Third Bancorp	507,164
31,200	Mellon Financial Corp. (1)	890,448
10,800	PNC Financial Services Group	555,984
24,500	Wells Fargo & Co.	1,465,100
		3,418,696
Biotechnology—1.19%
12,100	Genzyme Corp. *	692,604
19,100	Millennium Pharmaceuticals, Inc. *	160,822
		853,426
Building Products—1.62%
33,400	Masco Corp. (1)	1,157,978

Commercial Services & Supplies—0.12%
2,800	Equifax, Inc.	85,932

Computers & Peripherals—0.82%
26,800	Hewlett-Packard Co. (1)	587,992

Construction Materials—0.99%
12,700	Martin Marietta Materials, Inc.	710,184

Diversified Financials—7.83%
44,900	Citigroup, Inc.	2,017,806
16,800	Federal Home Loan Mortgage Corp.	1,061,760
31,300	J.P. Morgan Chase & Co.	1,082,980
25,300	Morgan Stanley (1)	1,448,425
		5,610,971
Diversified Telecommunication Services—0.49%
14,700	SBC Communications, Inc.	348,243

Electric Utilities—3.38%
12,400	American Electric Power Co., Inc.	422,344
23,900	Exelon Corp.	1,096,771
16,700	FirstEnergy Corp.	700,565
9,700	Pepco Holdings, Inc.	203,603
		2,423,283
Electronic Equipment & Instruments—0.70%
10,500	Mettler-Toledo International, Inc. *	498,750

Food & Drug Retailing—1.59%
27,800	Albertson's, Inc.	574,070
35,300	Kroger Co. (1)*	565,859
		1,139,929
Gas Utilities—1.05%
12,400	NiSource, Inc.	282,596
11,800	Sempra Energy (1)	470,112
		752,708
Healthcare Equipment & Supplies—0.45%
6,400	Medtronic, Inc.	326,080

Healthcare Providers & Services—1.86%
14,000	UnitedHealth Group, Inc.	1,335,320

Number of Shares		Value ($)

Household Products—0.90%
9,800	Kimberly Clark Corp.	644,154

Insurance—3.95%
9,400	AFLAC, Inc.	350,244
9,500	Allstate Corp. (1)	513,570
6,100	American International Group, Inc.	338,001
6,700	Hartford Financial Services Group, Inc.	459,352
5,000	WellPoint, Inc. *	626,750
14,600	Willis Group Holdings Ltd. (1)	538,302
		2,826,219
Internet Software & Services—0.75%
24,000	IAC/InterActiveCorp (1)*	534,480

Machinery—1.45%
11,600	Illinois Tool Works, Inc.	1,038,548

Media—5.81%
9,900	Clear Channel Communications, Inc.	341,253
11,400	Dex Media, Inc.	235,410
11,400	Omnicom Group, Inc. (1)	1,009,128
45,800	Time Warner, Inc. *	803,790
11,000	Tribune Co.	438,570
14,000	Univision Communications, Inc., Class A *	387,660
27,200	Viacom, Inc., Class B (1)	947,376
		4,163,187
Multi-Line Retail—1.97%
21,700	Costco Wholesale Corp. (1)	958,706
8,700	Kohl's Corp. *	449,181
		1,407,887
Oil & Gas—2.44%
19,200	Exxon Mobil Corp.	1,144,320
12,800	Marathon Oil Corp.	600,576
		1,744,896
Pharmaceuticals—8.53%
15,700	Allergan, Inc. (1)	1,090,679
15,600	Bristol-Myers Squibb Co.	397,176
7,800	Cephalon, Inc. (1)*	365,274
27,600	Johnson & Johnson	1,853,616
12,000	Medco Health Solutions, Inc. *	594,840
36,900	Mylan Laboratories, Inc. (1)	653,868
27,300	Wyeth (1)	1,151,514
		6,106,967
Road & Rail—1.44%
19,100	Burlington Northern Santa Fe, Inc.	1,030,063

Semiconductor Equipment & Products—1.06%
25,500	Applied Materials, Inc. *	414,375
11,800	Xilinx, Inc. (1) *	344,914
		759,289
Software—2.91%
52,500	Microsoft Corp.	1,268,925
51,800	Oracle Corp. (1)*	646,464
7,300	VERITAS Software Corp. *	169,506
		2,084,895
Specialty Retail—0.71%
4,900	Advance Auto Parts, Inc. *	247,205
11,700	Office Depot, Inc. *	259,506
		506,711
Wireless Telecommunication Services—1.99%
50,200	Nextel Communications, Inc., Class A (1)*	1,426,684
Total Common Stocks (cost—$43,366,301)		45,305,270

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)		Value ($)

U.S. Government Obligations—5.85%
290	U.S. Treasury Bonds	05/15/17	8.750		398,490
320	U.S. Treasury Bonds	05/15/30	6.250		384,475
115	U.S. Treasury Bonds	02/15/31	5.375		125,336
1,745	U.S. Treasury Notes	10/31/06	2.500		1,713,100
1,100	U.S. Treasury Notes	11/30/06	2.875		1,085,047
420	U.S. Treasury Notes	01/15/10	3.625		409,943
75	U.S. Treasury Notes	05/15/14	4.750		76,406
Total U.S. Government Obligations (cost—$4,214,042)					4,192,797

Mortgage & Agency Debt Securities—12.45%
155	Federal Home Loan Mortgage Corporation Certificates	04/01/08	3.500		151,883
775	Federal Home Loan Mortgage Corporation Certificates	09/15/10	6.875		860,719
565	Federal Home Loan Mortgage Corporation Certificates	07/15/12	5.125		578,774
810	Federal Home Loan Mortgage Corporation Certificates	01/30/14	5.000		799,378
962	Federal National Mortgage Association Certificates	12/01/29	6.500		1,002,732
1,304	Federal National Mortgage Association Certificates	10/01/33	5.500		1,309,962
294	Federal National Mortgage Association Certificates	11/01/34	5.500		295,183
199	Federal National Mortgage Association Certificates	12/01/34	6.000		203,869
200	Federal National Mortgage Association Certificates	TBA	5.500		203,750
95	FNMA REMIC, Series 2001-57, Class PC	09/25/30	6.500		94,872
309	FNMA REMIC, Series 2001-69, Class PN	04/25/30	6.000		312,421
292	FNMA REMIC, Series 2001-T4, Class A1	07/25/41	7.500		306,159
362	FNMA REMIC, Series 2002-T19, Class A1	07/25/42	6.500		373,952
1,330	Government National Mortgage Assocation Certificates	06/15/29	6.500		1,391,938
707	Government National Mortgage Assocation Certificates	07/15/29	6.000		728,227
207	Government National Mortgage Assocation Certificates	04/15/31	6.500		216,358
83	GNMA REMIC, Series 2002-7 Class PE	11/20/30	6.500		83,290
Total Mortgage & Agency Debt Securities (cost—$8,885,306)					8,913,467

Commercial Mortgage-Backed Securities—2.42%
400	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		427,771
66	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		69,344
367	Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A1	01/11/13	3.357		360,207
336	Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1 **	10/03/15	7.055		360,754
151	Mach One Trust Commercial Mortgage, Series 2004-1A, Class A1 **	05/28/40	3.890		148,372
350	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	7.970		366,285
Total Commercial Mortgage-Backed Securities (cost—$1,747,491)					1,732,733

Asset-Backed Securities—1.97%
203	Conseco Finance Securitizations Corp., Series 2000-1 Class A4	05/01/31	7.620		206,349
365	Conseco Finance Securitizations Corp., Series 2000-5 Class A5	02/01/32	7.700		358,242
71	First Franklin Mortgage Loan Asset-Backed Certificates,
	Series 2004-FFB, Class A1	06/25/24	4.167	#	70,413
116	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A	03/15/35	3.040	‡	115,963
58	MMCA Automobile Trust, Series 2001-1, Class B	06/15/07	6.190		58,059
100	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	3.544	‡	100,257
500	WFS Financial Owner Trust, Series 2002-2, Class A4	02/20/10	4.500		503,023
Total Asset-Backed Securities (cost—$1,420,564)					1,412,306

Corporate Bonds—4.59%
Aerospace & Defense—0.13%
45	Boeing Capital Corp.	09/27/10	7.375		50,572
30	Lockheed Martin Corp.	12/01/29	8.500		40,649
					91,221

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)	Value ($)

Automobile OEM—0.51%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050	111,681
60	Ford Motor Co.	07/16/31	7.450	54,275
115	Ford Motor Credit Co.	01/12/09	5.800	109,834
25	General Motors Acceptance Corp.	09/15/06	6.125	24,884
20	General Motors Acceptance Corp.	09/15/11	6.875	18,097
50	General Motors Acceptance Corp.	11/01/31	8.000	43,542
				362,313
Banking-Non-U.S.—0.26%
25	Abbey National PLC	10/26/29	7.950	32,321
90	HSBC Finance Corp.	05/15/11	6.750	98,526
25	HSBC Holdings PLC	12/12/12	5.250	25,334
25	Royal Bank of Scotland Group PLC, Series 1	03/31/10	9.118	30,650
				186,831
Banking-U.S.—0.84%
105	Bank of America Corp.	01/15/11	7.400	118,371
40	Bank One Corp.	08/01/10	7.875	45,564
141	Citigroup, Inc.	09/15/14	5.000	138,430
25	CS First Boston USA, Inc.	01/15/09	3.875	24,323
75	J.P. Morgan Chase & Co.	02/01/11	6.750	82,111
30	Wachovia Bank N.A.	08/18/10	7.800	34,365
115	Washington Mutual, Inc.	01/15/07	5.625	117,587
35	Wells Fargo & Co.	08/01/11	6.375	37,959
				598,710
Brokerage—0.32%
90	Goldman Sachs Group, Inc.	01/15/11	6.875	98,167
120	Morgan Stanley	04/15/11	6.750	130,791
				228,958
Cable—0.14%
90	Comcast Cable Communications, Inc.	01/30/11	6.750	97,219
Chemicals—0.19%
70	Dow Chemical Co.	02/01/11	6.125	74,918
60	ICI Wilmington, Inc.	12/01/08	4.375	59,260
				134,178
Consumer Products-NonDurables—0.07%
45	Avon Products, Inc.	11/15/09	7.150	49,736
Electric Utilities—0.35%
55	American Electric Power Co., Series A	05/15/06	6.125	56,223
30	Dominion Resources, Inc., Series A	06/15/10	8.125	34,319
25	FirstEnergy Corp., Series B	11/15/11	6.450	26,376
55	FPL Group Capital, Inc.	09/15/06	7.625	57,728
20	Pacific Gas & Electric Co.	03/01/34	6.050	20,536
25	PSEG Power	04/15/11	7.750	28,475
25	Xcel Energy, Inc.	12/01/10	7.000	27,530
				251,187
Energy—0.05%
35	Devon Financing Corp., U.L.C.	09/30/11	6.875	38,536
Energy-Integrated—0.12%
25	Marathon Oil Corp.	03/15/12	6.125	26,687
25	PPL Capital Funding	03/01/09	4.330	24,323
30	TXU Energy Co.	03/15/13	7.000	32,831
				83,841
Entertainment—0.10%
40	Time Warner, Inc.	04/15/31	7.625	46,991
25	Viacom, Inc.	05/15/11	6.625	26,894
				73,885
Finance-NonCaptive Consumer—0.10%
25	Countrywide Home Loans	05/21/08	3.250	23,930
45	SLM Corp.	04/10/07	5.625	46,150
				70,080

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)	Value ($)

Finance-NonCaptive Diversified—0.48%
240	General Electric Capital Corp.	06/15/12	6.000	255,706
35	General Electric Capital Corp.	03/15/32	6.750	40,401
50	International Lease Finance Corp.	04/01/09	3.500	47,856
				343,963
Food—0.11%
25	Conagra Foods, Inc.	09/15/11	6.750	27,476
50	Kraft Foods, Inc.	11/01/11	5.625	51,880
				79,356
Food Processors/Beverage/Bottling—0.07%
50	Miller Brewing Co. **	08/15/13	5.500	50,834
Healthcare—0.04%
25	McKesson Corp.	02/01/12	7.750	28,363
Insurance-Personal & Casualty—0.07%
25	Marsh & McLennan Cos., Inc.	03/15/12	6.250	26,127
25	Travelers Property Casualty Corp.	03/15/13	5.000	24,577
				50,704
Machinery-Agriculture & Construction—0.05%
35	John Deere Capital Corp.	03/15/12	7.000	39,304
Metals & Mining—0.04%
25	Alcoa, Inc.	01/15/12	6.000	26,651
Oil & Gas—0.05%
30	Duke Energy Field Services	08/16/10	7.875	34,066
Paper & Forest Products—0.08%
25	International Paper Co.	09/01/11	6.750	27,409
25	Weyerhaeuser Co.	03/15/32	7.375	29,228
				56,637
Pharmaceuticals—0.07%
25	Bristol-Myers Squibb Co.	10/01/11	5.750	26,112
25	Wyeth	03/15/13	5.500	25,413
				51,525
Real Estate Investment Trusts—0.05%
35	EOP Operating LP	06/15/28	7.250	38,838
Road & Rail—0.06%
45	Union Pacific Corp.	12/01/06	6.700	46,784
Technology - Software—0.03%
25	Computer Sciences Corp.	04/15/08	3.500	24,347
Transportation Services—0.04%
25	ERAC USA Finance Co. **	01/15/11	8.000	28,795
Wireless Telecommunication Services—0.17%
25	AT&T Wireless Services, Inc.	03/01/31	8.750	32,983
25	BellSouth Corp.	06/15/34	6.550	26,751
55	Verizon New York, Inc., Series A	04/01/12	6.875	59,950
				119,684
Total Corporate Bonds (cost—$3,304,213)				3,286,546

International Government Obligations—0.17%
30	Pemex Project Funding Master Trust	11/15/11	8.000	33,195
75	United Mexican States	12/30/19	8.125	85,950
Total International Government Obligations (cost—$114,060)				119,145

Number of Shares (000)
				Value ($)

Investment Companies—7.03%
82	UBS High Yield Relationship Fund (4)*			1,527,672
93	UBS US Small Cap Equity Relationship Fund (4)*			3,510,141
Total Investment Companies (cost—$4,559,926)				5,037,813

Principal
Amount		Maturity	Interest
($000)		Date	Rates (%)

Repurchase Agreement—2.99%
2,141	Repurchase Agreement dated 03/31/05 with State Street Bank & Trust Co.,
	collateralized by $2,188,207 U.S. Treasury Bills, zero coupon due
	04/28/05; (value—$2,183,830); proceeds: $2,141,140 (cost—$2,141,000)	04/01/05	2.350	2,141,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned—13.21%
Money Market Funds†—13.21%
†† 0	AIM Liquid Assets Portfolio		2.673	385
3,108	Barclays Prime Money Market Fund		2.708	3,107,720
501	Dreyfus Institional Cash Advantage Fund		2.681	500,703
5,852	UBS Private Money Market Fund LLC (4)		2.657	5,851,938
Total Money Market Funds (cost—$9,460,746)				9,460,746

Total Investments (cost—$79,213,649) (2)(3)(5)—113.94%				81,601,823
Liabilities in excess of other assets—(13.94)%				(9,983,558)
Net Assets—100.00%				71,618,265

*	Non-income producing security.
**	Securities exempt from registration under Rule 144A of the Securities
Act of 1933. These securities, which represent 0.96% of net assets as of March 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	Interest rates shown reflect yield at March 31, 2005.
††	Amount represents less than 500 shares.
‡	Floating rate securities. The interest rates shown are the current rates as of March 31, 2005.
#	Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
(1)	Security, or portion thereof, was on loan at March 31, 2005.
(2)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at March 31, 2005 were $4,985,400 and $2,597,226, respectively, resulting in net unrealized appreciation of investments of $2,388,174.
(3)	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix“ systems that derive values based on comparable securities.
Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation.
Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc.
(“UBS Global AM”), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees
(the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
(4)	Affiliated issuer. See table below for more information.

Security Description	Value at 12/31/04($)	Purchases During the Three Months Ended 03/31/05($)	Sales During the Three Months Ended 03/31/05($)	Net Realized Gain for the Three Months Ended 03/31/05($)	Net Unrealized Losses for the Three Months Ended 03/31/05($)	Value at 03/31/05($)	Income Earned from Affiliate for the Three Months Ended 03/31/05($)
UBS High Yield Relationship Fund	1,547,312	—	—	—	(19,640)	1,527,672	—
UBS Private Money Market Fund LLC	3,674,922	19,184,282	17,007,266	—	—	5,851,938	265
UBS US Small Cap Equity Relationship Fund	4,167,261	—	500,000	56,743	(213,863)	3,510,141	—

(5)	Includes $10,328,611 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $9,460,746. In addition, the custodian held U.S.
government and agency securities having an aggregate value of $1,201,363 as collateral for portfolio securities loaned as follows:

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)	Value ($)
1,119	Federal National Mortgage Association	02/15/08	5.750	1,172,753
25	U.S. Treasury Bonds	02/15/26	6.000	28,610
				1,201,363

OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Issuer Breakdown By Country
Percentage of Portfolio Assets (%)
United States	98.4
United Kingdom	0.9
Switzerland	0.6
Mexico	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated December 31, 2004.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2005